Earnings per ordinary share	12 Months Ended
Dec. 31, 2017
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Earnings per ordinary share

9. Earnings per ordinary share

Basic earnings per ordinary share is calculated by dividing the profit for the year available for IHG equity holders by the weighted average number of ordinary shares, excluding investment in own shares, in issue during the year.

Diluted earnings per ordinary share is calculated by adjusting basic earnings per ordinary share to reflect the notional exercise of the weighted average number of dilutive ordinary share awards outstanding during the year.

Adjusted earnings per ordinary share is disclosed in order to show performance undistorted by exceptional items, to give a more meaningful comparison of the Group’s performance.

LOGO	Information concerning non-GAAP measures can be found in the Strategic Report on page 26.

Continuing and total operations	2017	2016	2015
Basic earnings per ordinary share
Profit available for equity holders ($m)	592	414	1,222
Basic weighted average number of ordinary shares (millions)	193	212	235
Basic earnings per ordinary share (cents)	306.7	195.3	520.0
Diluted earnings per ordinary share
Profit available for equity holders ($m)	592	414	1,222
Diluted weighted average number of ordinary shares (millions)	194	214	238
Diluted earnings per ordinary share (cents)	305.2	193.5	513.4
Adjusted earnings per ordinary share
Profit available for equity holders ($m)	592	414	1,222
Adjusting items (note 5):
Exceptional items before tax ($m)	(4)	29	(819)
Tax on exceptional items ($m)	2	(12)	8
Exceptional tax ($m)	(118)	—	—
Adjusted earnings ($m)	472	431	411
Basic weighted average number of ordinary shares (millions)	193	212	235
Adjusted earnings per ordinary share (cents)	244.6	203.3	174.9
Adjusted diluted earnings per ordinary share
Adjusted earnings ($m)	472	431	411
Diluted weighted average number of ordinary shares (millions)	194	214	238
Adjusted diluted earnings per ordinary share (cents)	243.3	201.4	172.7

	2017 millions	2016 millions	2015 millions
Diluted weighted average number of ordinary shares is calculated as:
Basic weighted average number of ordinary shares	193	212	235
Dilutive potential ordinary shares	1	2	3

	194	214	238